LISTED FUNDS TRUST
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street | Milwaukee, Wisconsin 53202

October 30, 2026

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Listed Funds Trust (the “Trust”)
Securities Act Registration No. 333-215588
Investment Company Act Reg. No. 811-23226

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of Spear Alpha ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the Post-Effective Amendment No. 634 to the Trust’s Registration Statement on Form N‑1A effective on October 31, 2026 and filed on October 23, 2026.

If you have any additional questions or require further information, please do not hesitate to contact me at (626) 914-7363 or elaine.richards@usbank.com.

Sincerely,

/s/ Elaine E. Richards
Elaine E. Richards
Vice President and Secretary